Earnings (Loss) Per Common Share from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (loss) per common share from continuing operations [Table Text Block]

	Years Ended December 31,
	2016	2015	2014
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$(424)	$(571)	$2,110
Basic weighted-average shares	750,673	749,271	719,325
Effect of dilutive securities:
Nonvested restricted stock units	—	—	2,234
Stock options	—	—	2,064
Convertible debentures	—	—	18
Diluted weighted-average shares (1)	750,673	749,271	723,641
Earnings (loss) per common share from continuing operations:
Basic	$(.57)	$(.76)	$2.93
Diluted	$(.57)	$(.76)	$2.91

(1)
For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.